UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

Name of Fund: NASDAQ Premium Income & Growth Fund Inc. (QQQX)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      NASDAQ Premium Income & Growth Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                   Shares
Industry                                             Held       Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.3%                          9,324       Boeing Co.                                            $     978,927
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                    22,533       AMR Corp. (a)                                               502,260
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 8.4%                              176,185       Amgen, Inc. (a)                                           9,966,785
                                                   73,627       Celgene Corp. (a)                                         5,250,341
                                                   11,594       Cephalon, Inc. (a)                                          847,058
                                                   30,969       Crucell NV (a)(b)                                           639,200
                                                  115,095       Genzyme Corp. (a)                                         7,131,286
                                                  194,293       Gilead Sciences, Inc. (a)                                 7,940,755
                                                                                                                      -------------
                                                                                                                         31,775,425
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.5%                            12,145       Alabama National Bancorp.                                   946,338
                                                   24,731       Associated Banc-Corp.                                       732,779
                                                   15,678       Banco Bilbao Vizcaya Argentaria SA (b)                      364,984
                                                   22,146       East-West Bancorp, Inc.                                     796,370
                                                   36,636       Huntington Bancshares, Inc.                                 622,079
                                                    7,536       The PNC Financial Services Group, Inc.                      513,202
                                                   22,434       SVB Financial Group (a)                                   1,062,474
                                                   33,088       The South Financial Group, Inc.                             752,421
                                                                                                                      -------------
                                                                                                                          5,790,647
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.9%              24,113       The Advisory Board Co. (a)                                1,409,887
                                                   21,992       ChoicePoint, Inc. (a)                                       833,937
                                                   15,045       Corporate Executive Board Co.                             1,116,941
                                                                                                                      -------------
                                                                                                                          3,360,765
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 14.2%                   52,175       ADC Telecommunications, Inc. (a)                          1,023,152
                                                  555,140       Cisco Systems, Inc. (a)                                  18,380,685
                                                   27,507       Comtech Telecommunications Corp. (a)                      1,471,349
                                                   23,621       F5 Networks, Inc. (a)                                       878,465
                                                   83,877       JDS Uniphase Corp. (a)                                    1,254,800
                                                  408,770       QUALCOMM, Inc.                                           17,274,620
                                                  132,770       Research In Motion Ltd. (a)                              13,084,484
                                                                                                                      -------------
                                                                                                                         53,367,555
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 13.1%                   272,967       Apple Computer, Inc. (a)                                 41,911,353
                                                  239,617       Dell, Inc. (a)                                            6,613,429
                                                   17,996       NCR Corp. (a)                                               896,201
                                                                                                                      -------------
                                                                                                                         49,420,983
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.6%                  16,175       Foster Wheeler Ltd. (a)                                   2,123,454
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.4%                9,482       Strayer Education, Inc.                                   1,598,950
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.3%          41,298       Electro Scientific Industries, Inc. (a)                     989,500
                                                   14,184       Flir Systems, Inc. (a)                                      785,652
                                                   28,734       National Instruments Corp.                                  986,438
                                                   85,854       Radisys Corp. (a)                                         1,068,882
                                                   30,189       Trimble Navigation Ltd. (a)                               1,183,711
                                                                                                                      -------------
                                                                                                                          5,014,183
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.7%                 96,446       Hercules Offshore, Inc. (a)                               2,518,205
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%                    20,907       The Kroger Co.                                              596,268
                                                   32,029       Walgreen Co.                                              1,513,050
                                                                                                                      -------------
                                                                                                                          2,109,318
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.0%            22,590       ArthroCare Corp. (a)                                      1,262,555
                                                   15,753       Hologic, Inc. (a)                                           960,933
                                                   13,927       Kinetic Concepts, Inc. (a)                                  783,812
                                                   19,901       Respironics, Inc. (a)                                       955,845
                                                                                                                      -------------
                                                                                                                          3,963,145
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.6%            16,602       Henry Schein, Inc. (a)                                    1,010,066
                                                   33,127       Lincare Holdings, Inc. (a)                                1,214,105
                                                                                                                      -------------
                                                                                                                          2,224,171
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.4%               13,647       Panera Bread Co. Class A (a)                                556,798
                                                   32,301       Shuffle Master, Inc. (a)                                    482,900
                                                  304,481       Starbucks Corp. (a)                                       7,977,402
                                                                                                                      -------------
                                                                                                                          9,017,100
-----------------------------------------------------------------------------------------------------------------------------------

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                   Shares
Industry                                             Held       Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.0%                          58,749       Garmin Ltd.                                           $   7,014,631
                                                    6,707       Mohawk Industries, Inc. (a)                                 545,279
                                                                                                                      -------------
                                                                                                                          7,559,910
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                                 37,329       Acxiom Corp.                                                738,741
                                                   34,880       CSG Systems International, Inc. (a)                         741,200
                                                   31,906       Computer Sciences Corp. (a)                               1,783,545
                                                                                                                      -------------
                                                                                                                          3,263,486
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                                   12,986       Arch Capital Group Ltd. (a)                                 966,288
                                                   12,921       CNA Financial Corp.                                         508,054
                                                   10,698       Erie Indemnity Co. Class A                                  653,969
                                                                                                                      -------------
                                                                                                                          2,128,311
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 1.8%                   71,875       Amazon.com, Inc. (a)                                      6,695,156
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 9.9%                34,538       Akamai Technologies, Inc. (a)                               992,277
                                                   40,196       DivX, Inc. (a)                                              597,715
                                                  262,075       eBay, Inc. (a)                                           10,226,167
                                                   10,053       Equinix, Inc. (a)                                           891,601
                                                   32,451       Google, Inc. Class A (a)                                 18,408,479
                                                   31,286       Sohu.com, Inc. (a)                                        1,179,795
                                                  177,281       Yahoo! Inc. (a)                                           4,758,222
                                                                                                                      -------------
                                                                                                                         37,054,256
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.5%              21,415       Invitrogen Corp. (a)                                      1,750,248
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                                   67,071       PACCAR, Inc.                                              5,717,803
                                                    7,702       Terex Corp. (a)                                             685,632
                                                                                                                      -------------
                                                                                                                          6,403,435
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.3%                                       27,796       Cablevision Systems Corp. Class A (a)                       971,192
                                                   12,541       Central European Media Enterprises Ltd. Class A (a)       1,150,135
                                                  322,824       Comcast Corp. Class A (a)                                 7,805,884
                                                   13,136       Liberty Media Holding Corp. - Capital (a)                 1,639,767
                                                   24,028       Scholastic Corp. (a)                                        837,616
                                                                                                                      -------------
                                                                                                                         12,404,594
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%                             14,716       Freeport-McMoRan Copper & Gold, Inc. Class B              1,543,561
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.6%                            26,789       Dollar Tree Stores, Inc. (a)                              1,086,026
                                                   40,350       Sears Holdings Corp. (a)                                  5,132,520
                                                                                                                      -------------
                                                                                                                          6,218,546
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%                  6,482       Chevron Corp.                                               606,585
                                                    8,060       EOG Resources, Inc.                                         582,980
                                                                                                                      -------------
                                                                                                                          1,189,565
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                           15,753       USANA Health Sciences, Inc. (a)                             689,194
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.2%                             11,907       Forest Laboratories, Inc. (a)                               444,012
                                                    9,331       GlaxoSmithKline Plc (b)                                     496,409
                                                  168,034       Teva Pharmaceutical Industries Ltd. (b)                   7,472,472
                                                                                                                      -------------
                                                                                                                          8,412,893
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.2%                                 12,104       Amerco, Inc. (a)                                            768,120
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                    171,397       ASML Holding NV Registered Shares (a)(b)                  5,632,105
Equipment - 13.3%
                                                  120,370       Broadcom Corp. Class A (a)                                4,386,283
                                                   45,830       Cypress Semiconductor Corp. (a)                           1,338,694
                                                  109,065       Integrated Device Technology, Inc. (a)                    1,688,326
                                                  545,063       Intel Corp.                                              14,095,329
                                                   20,381       International Rectifier Corp. (a)                           672,369
                                                   61,528       Intersil Corp. Class A                                    2,056,881
                                                  162,659       Marvell Technology Group Ltd. (a)(b)                      2,662,728
                                                   47,453       Microsemi Corp. (a)                                       1,322,990
                                                   82,493       Novellus Systems, Inc. (a)                                2,248,759
                                                  152,959       Nvidia Corp. (a)                                          5,543,234
                                                  119,154       Texas Instruments, Inc.                                   4,359,845
                                                   40,020       Trident Microsystems, Inc. (a)                              635,918
                                                   68,560       Ultratech, Inc. (a)                                         950,242

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                   Shares
Industry                                             Held       Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   16,387       Varian Semiconductor Equipment Associates, Inc. (a)   $     877,032
                                                   75,732       Zoran Corp. (a)                                           1,529,786
                                                                                                                      -------------
                                                                                                                         50,000,521
-----------------------------------------------------------------------------------------------------------------------------------
Software - 14.8%                                  171,974       Adobe Systems, Inc. (a)                                   7,508,385
                                                   27,846       Advent Software, Inc. (a)                                 1,307,927
                                                   35,430       Ansys, Inc. (a)                                           1,210,643
                                                   22,410       Business Objects SA (a)(b)                                1,005,537
                                                   42,637       CA, Inc.                                                  1,096,624
                                                   20,275       Cognos, Inc. (a)                                            842,021
                                                   28,923       McAfee, Inc. (a)                                          1,008,545
                                                  771,055       Microsoft Corp.                                          22,715,280
                                                  560,009       Oracle Corp. (a)                                         12,124,195
                                                   20,805       Quality Systems, Inc.                                       762,087
                                                   27,946       SPSS, Inc. (a)                                            1,149,698
                                                  211,288       Symantec Corp. (a)                                        4,094,761
                                                   33,356       Synopsys, Inc. (a)                                          903,280
                                                                                                                      -------------
                                                                                                                         55,728,983
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.8%                            18,033       The Children's Place Retail Stores, Inc. (a)                437,841
                                                   26,831       Hibbett Sports, Inc. (a)                                    665,409
                                                   58,069       Urban Outfitters, Inc. (a)                                1,265,904
                                                   24,646       Williams-Sonoma, Inc.                                       803,953
                                                                                                                      -------------
                                                                                                                          3,173,107
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.2%            35,091       Houston Wire & Cable Co.                                    635,498
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.7%         50,192       American Tower Corp. Class A (a)                          2,185,360
                                                    8,934       iPCS, Inc.                                                  307,240
                                                                                                                      -------------
                                                                                                                          2,492,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks (Cost - $324,750,709) - 101.5%      381,877,072
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Face
                                                   Amount       Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.4%                          $ 1,520,215       Brown Brothers Harriman & Co.,
                                                                3.75% due 10/01/2007                                      1,520,215
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $1,520,215) - 0.4%                                1,520,215
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments Before Options Written
                                                                (Cost - $326,270,924) - 101.9%                          383,397,287
-----------------------------------------------------------------------------------------------------------------------------------

                                                Number of
                                                Contracts       Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                  410       NASDAQ Index 100, expiring October 2007 at USD 2,050     (2,798,250)
                                                      410       NASDAQ Index 100, expiring October 2007 at USD 2,075     (2,066,400)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Options Written
                                                                (Premiums Received - $3,362,000) - (1.3%)                (4,864,650)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments, Net of Options Written
                                                                (Cost - $322,908,924*) - 100.6%                         378,532,637

                                                                Liabilities in Excess of Other Assets - (0.6%)           (2,371,290)
                                                                                                                      -------------
                                                                Net Assets - 100.0%                                   $ 376,161,347
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 322,908,924
                                                                  =============
      Gross unrealized appreciation                               $  73,590,367
      Gross unrealized depreciation                                 (17,966,654)
                                                                  -------------
      Net unrealized appreciation                                 $  55,623,713
                                                                  =============

NASDAQ Premium Income & Growth Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NASDAQ Premium Income & Growth Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    NASDAQ Premium Income & Growth Fund Inc.

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    NASDAQ Premium Income & Growth Fund Inc.

Date: November 19, 2007


By: /s/ James E. Hillman
    --------------------
    James E. Hillman,
    Chief Financial Officer (principal financial officer) of
    NASDAQ Premium Income & Growth Fund Inc.

Date: November 19, 2007